U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


1. Name and address of issuer:
            The Mentor Funds
            Riverfront Plaza
            901 East Byrd Street
            Richmond, VA 23219

2. Name of each series or class of funds for which this notice is filed:

            Mentor Growth Portfolio Class A and B
            Mentor Capital Growth Portfolio Class A and B
            Mentor Strategy Portfolio Class A and B
            Mentor Income and Growth Portfolio Class A and B Mentor Perpetual Global Portfolio Class A and B Mentor Quality Income Portfolio Class A and B
            Mentor Short-Duration Income Portfolio Class A and B Mentor Municipal Income Portfolio Class A and B Mentor Balanced Portfolio

3. Investment Company Act File Number:
            811-6550
   Securities Act File Number:
            33-45315

4. Last day of fiscal year for which this notice is filed:
            September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:                     [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
        None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
        None
9. Number and aggregate sale price of securities sold during the fiscal year:
   17,332,233 Shares   $277,871,355

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
    17,332,233 Shares     $277,871,355

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
    3,185,401 Shares      $45,932,063

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
        year in reliance on rule 24f-2 (from item 10):             $277,871,355

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from item 11, if
        applicable):                                               + 45,932,063

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                    -156,603,316

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing
        fees pursuant to rule 24e-2 (if applicable):               +          0

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus
        line (iv)] (if applicable):                                  167,200,102

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law
        or regulation (see Instruction C.6):                x 1/33 of 1 Percent

  (vii) Fee due [line (i) or line (v) multiplied by line
        (vi)]:                                                           50,667

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
         11/21/96

                                   SIGNATURE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of any series of the Trust arising out of this instrument are not binding upon any of the trustees or officers of the Trust, or shareholders of the particular series individually but are binding only upon the assets and property of that particular series.

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

                                    /s/ Terry L. Perkins, Treasurer
Date November 25, 1996             ---------------------------------
     --------------------             Terry L. Perkins, Treasurer

  *Please print the name and title of the signing officer below the signature.

                                                     November 25, 1996

The Mentor Funds
901 East Byrd Street
Richmond, Virginia 23219

Ladies and Gentlemen:

        We are furnishing this opinion in connection with your filing with the Securities and Exchange Commission of an annual notice of securities sold (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, relating to your registration of an indefinite number of shares of beneficial interest of the various series (the "Portfolios") of The Mentor Funds (the "Trust") pursuant to the Securities Act of 1933, as amended, and making definite the registration of 20,517,634 shares in the aggregate of beneficial interest of the Portfolios (the "Shares").

        We have examined copies of (i) your Declaration of Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts, which provides for an unlimited number of authorized shares of beneficial interest, and (ii) resolutions of your Trustees, which provide for the issue and sale by the Trust of the Shares. We have also examined (i) a copy of the Notice, and
(ii) a certificate of the Treasurer of the Trust stating that all of the Shares were recorded as issued and that the appropriate consideration therefor was received by the Trust.

        We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, and that the Notice will be timely filed with the Securities and Exchange Commission.

        We were not involved in the organization of the Trust, and understand that you were represented by other counsel in respect of the organization of the Trust. We have assumed for purposes of this opinion that the Trust is a duly established and validly existing unincorporated voluntary association with transferable shares under Massachusetts law (commonly known as a "Massachusetts business trust") and that the interpretation and enforcement of each provision of the Declaration of Trust will be governed by the laws of The Commonwealth of Massachusetts.

        Based upon the foregoing, we are of the opinion that:

        1. The Trust is authorized to issue an unlimited number of shares of beneficial interest.

        2. The Shares were validly issued and were fully paid and nonassessable by the Trust.

        The Trust is organized as an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust of the Trust disclaims liability of any shareholder solely by reason of his being or having been a shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind, against, or with respect to, the Trust. The Declaration of Trust requires in substance that notice of such disclaimer be given in agreements or obligations entered into by or on behalf of the Trust and provides for indemnification out of the property of the particular Portfolio for all liabilities incurred by any shareholder of that Portfolio held personally liable for the obligations of Portfolio solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that Portfolio itself would be unable to meet its obligations.

        We consent to this opinion accompanying the Notice.

                                          Very truly yours,

                                          Ropes & Gray